TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT (Narrative) (Details)			12 Months Ended
	Jan. 07, 2019 USD ($) $ / shares shares	Dec. 10, 2012 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) vote $ / shares shares	Dec. 31, 2020 USD ($) installment $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Nov. 30, 2021 USD ($) $ / shares shares	Jun. 29, 2010 shares	Feb. 25, 2010 $ / shares shares
Temporary Equity [Line Items]
Preference shares, shares issued (in shares)			0			73,690,340
Preference shares, shares outstanding (in shares)			0			73,690,340
Authorized (in shares)			500,000	74,236,884
Temporary equity, par value (in dollars per share) | $ / shares			$ 0.0001
Temporary equity issued (in shares)			0	73,690,340
Dividends declared | $			$ 0
Conversion IPO threshold | $			60,000
Equity value threshold | $			500,000
Retained earnings | $			$ (132,476,000)	$ (48,113,000)	$ 0
Exchange ratio	1.337		1.337			1.337
Treasury stock acquired (in shares)		1,914,328
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.0001	$ 0.0001	$ 0.0001
Treasury stock cost | $		$ 1,629,000
Number of securities callable by warrants (in shares)						1
Fair market value (in shares)							1
Holder
Temporary Equity [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.001
Warrants issued (in shares)								133,725
Number of securities callable by warrants (in shares)								133,725
Exercise price per share (in dollars per share) | $ / shares								$ 0.07
Fair market value (in shares)								1
Common stocks
Temporary Equity [Line Items]
Number of votes for each share | vote			1
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001
Series F Preferred Stock [Member]
Temporary Equity [Line Items]
Authorized (in shares)				12,876,359
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.001
Temporary equity issued (in shares)	12,876,359			12,876,359
Equity investments, net of issuance cost | $	$ 29,692,000
Optional redemption period			5 years
Redemption amount | $				$ 39,132,000		$ 116,195,000
Annual installments period | installment				3
After redemption optional period				6 years
Redemption adjustment | $			$ 77,063,000	$ 7,297,000	$ 1,835,000
Series E Preferred Stock [Member]
Temporary Equity [Line Items]
Authorized (in shares)				8,327,431
Temporary equity issued (in shares)				8,327,431
Redemption amount | $				$ 15,000		$ 15,000
Redemption adjustment | $			$ 0	$ 0	$ 172,000